Pension and Severance Plans (Projected Benefit Obligations, Accumulated Benefit Obligations and Fair Value of Plan Assets for Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets) (Detail) - JPY (¥)
¥ in Millions
	Mar. 31, 2017	Mar. 31, 2016
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	¥ 992,052	¥ 1,022,373
Accumulated benefit obligations	987,428	1,018,228
Fair value of plan assets	685,183	666,753
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Projected benefit obligations	291,413	292,171
Accumulated benefit obligations	287,491	286,705
Fair value of plan assets	¥ 207,406	¥ 202,913